Document And Entity Information	Nov. 13, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2025
Entity Registrant Name	Blaize Holdings, Inc.
Entity Central Index Key	0001871638
Entity Emerging Growth Company	true
Entity File Number	001-41139
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2708752
Entity Address, Address Line One	4659 Golden Foothill Parkway, Suite 206
Entity Address, City or Town	El Dorado Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95762
City Area Code	916
Local Phone Number	347-0050
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BZAI
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BZAIW
Security Exchange Name	NASDAQ